Operating Leases - Schedule of Operating Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating lease cost	¥ 1,167,338	¥ 2,600,988	¥ 6,051,298
Short-term lease cost	72,725	429,324	198,306
Total lease cost	1,240,063	3,030,312	6,249,604
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 1,363,825	¥ 2,360,943	¥ 4,648,690
Weighted average remaining lease term of operating leases (years)	2 years 9 months 29 days	3 years 3 months 3 days
Weighted average discount rate of operating leases	6.24%	6.24%